Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Derivative Financial Instruments Contracted	An analysis of the derivative financial instruments contracted by the Company at December 31, 2019 and 2020 is as follows:

	At December 31,
	2019			2020
Instrument	Notional amount in millions		Fair Value	Notional amount in millions		Fair Value
Assets:
Swaps US Dollar-Mexican peso	US$	3,290	Ps. 4,420,433	US$	3,490	Ps.16,806,937
Swaps US Dollar – Euro	US$	150	96,967	US$	150	117,726
Swaps Yen-US Dollar		¥6,500	262,993		¥9,750	269,215
Swaps Pound sterling – US Dollar		£100	2,988		£1,010	2,237,919
Forwards US Dollar – Mexican Peso	US$	100	18	US$	240	39,607
Forwards US Dollar-Brazilian real	US$	83	90,429		—	—
Forwards Brazilian Real-US Dollar	BRL	5,803	1,620,605	BRL$	4,193	1,190,292
Forwards Euro-Brazilian real		€50	4,255		—	—
Forwards Euro-US Dollar		€1,506	204,241		€915	266,639
Forwards Argentinean Peso – US Dollar	ARS$	1,388	122,831		—	—
Total Assets			Ps.6,825,760			Ps.20,928,335

	At December 31,
	2019			2020
Instrument	Notional amount in millions		Fair Value	Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar-Mexican peso	US$	200	Ps. (33,253)		—	Ps. —
Swaps US Dollar-Euro	US$	800	(2,228,287)	US$	800	(4,811,031)
Swaps Yen-US Dollar		—	—		¥3,250	(14,802)
Swaps Pound sterling-Euro		£640	(2,201,997)		£640	(3,122,492)
Swap Pound sterling-US Dollar		£2,010	(3,019,255)		£550	(457,559)
Forwards US Dollar-Mexican Peso	US$	2,343	(1,398,247)	US$	3,494	(4,052,852)
Forwards Brazilian Real-US Dollar		—	—	BRL$	1,762	(425,249)
Forwards Euro – Mexican Peso		—	—		€200	(272,274)
Forwards Euro-US Dollar		€1,094	(554,278)		—	—
Forwards US Dollar – Euro	US$	20	(3,787)		—	—
Forwards Euro – Brazilian Real		€140	(10,196)		—	—
Forwards Yen – US Dollar		¥6,500	(18,769)		—	—
Put option		€374	(126,569)		€374	(1,073,990)
Call option		€3,000	(2,113)		—	—

Total Liabilities			Ps.(9,596,751)			Ps.(14,230,249)

Summary of Maturities of Notional Amount of Derivatives

The maturities of the notional amount of the derivatives are as follow
s
:

Instrument	Notional amount in millions	2021	2022	2023	2024	2025 Thereafter
Assets
Swaps US Dollar-Mexican peso	US$		1,600			1,890
Swaps Yen-US Dollar	¥					9,750
Swaps US Dollar – Euro	US$					150
Swaps Pound sterling – US Dollar	£					1,010
Forwards US Dollar-Mexican Peso	US$	240
Forwards Brazilian Real-US Dollar	BRL	4,193
Forwards Euro-US Dollar	€	915
Liabilities
Swaps US Dollar-Euro	US$					800
Swaps Yen-US Dollar	¥					3,250
Swaps Pound sterling-Euro	£					640
Swap Pound sterling-US Dollar	£					550
Forwards US Dollar – Mexican Peso	US$	3,494
Forwards Brazilian Real-US Dollar	BRL	1,762
Forwards Euro – Mexican Peso	€	200
Put option	€			374